ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2022
ACCOUNTS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, NET

4.           ACCOUNTS RECEIVABLE, NET

Accounts receivable, net, consists of the following:

	As of December 31,
	2021	2022
Accounts receivable, gross	$5,408	$4,311
Less: Allowance for doubtful accounts	(3,150)	(2,890)
Accounts receivable, net	$2,258	$1,421

Movement of allowance for doubtful accounts is as follows:

	For the years ended December 31,
	2020	2021	2022
Beginning of year	$5,437	$3,797	$3,150
Addition	524	234	100
Reverse	(144)	(875)	(380)
Disposal of subsidiaries	(2,276)	—	—
Exchange rate adjustment	256	(6)	20
End of year	$3,797	$3,150	$2,890